Schedule of Reconciliation of the Merger to the Company’s Statements of Changes in Stockholders’ Deficit (Details) - Recapitalization [Member]	Dec. 14, 2023 USD ($)
Reclassification [Line Items]
Cash	$ 197,166
Non-cash net working capital assumed	(7,812,628)
Deferred underwriting fees assumed	(4,000,000)
Convertible notes payable assumed	(2,550,000)
Fair value of assumed warrant liabilities	(460,000)
Transaction costs	(3,233,097)
Effect of reverse recapitalization	$ (17,858,559)